CUSTOMER DEPOSITS	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
CUSTOMER DEPOSITS

NOTE 11 – CUSTOMER DEPOSITS

Advance payments from customers are recorded as customer deposits on the consolidated balance sheet.

Customer deposits	December 31, 2014	December 31, 2013
Advance payments from customers	$1,450,770	$710,225
Advance payments for vaporizers	75,038	75,636
Total customer deposits	$1,525,808	$785,861